Supplemental Guarantor Financial Information	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Supplemental Guarantor Financial Information [Abstract]
Supplemental Guarantor Financial Information

14. SUPPLEMENTAL GUARANTOR FINANCIAL INFORMATION

On May 26, 2011, the Company closed on the sale of $240.0 million of 8.875% Senior Notes due in 2018 (the "2018 Notes"). The 2018 Notes are unsecured obligations of the Company and are fully and unconditionally guaranteed on a senior unsecured basis by all of the domestic wholly owned subsidiaries of the Company (the "Guarantors"). In accordance with Rule 3-10 of Regulation S-X promulgated under the Securities Act of 1933, the following condensed consolidating financial statements present the financial position, results of operations and cash flows of the Company (referred to as "Parent" for the purpose of this note only) on a Parent-only basis, the Guarantors on a Guarantors-only basis, the combined non-Guarantor subsidiaries and elimination entries necessary to arrive at the information for the Parent, the Guarantors and non-Guarantors subsidiaries on a consolidated basis.

Xerium Technologies Inc.

Condensed Consolidating Balance Sheets (Unaudited)

at September 30, 2011

(Dollars in thousands)

	Parent	Total Guarantors	Total Non Guarantors	Other Eliminations	Total Xerium Technologies, Inc.
ASSETS
Current assets:
Cash and cash equivalents	$7,351	$53	$35,553	$—	42,957
Accounts receivable, net	—	22,378	71,054	—	93,432
Intercompany Receivable	(96,111)	105,200	(9,089)	—	—
Inventories, net	—	20,200	72,451	(1,287)	91,364
Prepaid expenses	131	1,577	4,505	—	6,213
Other current assets	—	2,025	12,343	—	14,368

Total current assets	(88,629)	151,433	186,817	(1,287)	248,334
Investments	568,788	204,593	—	(773,381)	—
Property and equipment, net.	951	67,977	269,330	—	338,258
Goodwill	—	17,736	45,314	—	63,050
Intangible assets	13,613	7,541	2,665	—	23,819
Other assets	214	—	16,335	—	16,549

Total assets	$494,937	$449,280	$520,461	$(774,668)	$690,010

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
Accounts payable	521	9,400	23,553	—	33,474
Accrued expenses	7,197	9,464	39,522	—	56,183
Current maturities of long-term debt	1,250	—	4,075	—	5,325

Total current liabilities	8,968	18,864	67,150	—	94,982
Long-term debt, net of current maturities	358,429	—	111,602	—	470,031
Intercompany Funding Loans	173,354	(301,964)	128,610	—	—
Deferred and long-term taxes	—	—	29,391	—	29,391
Pension, other post-retirement and post-employment obligations	7,814	5,700	54,428	—	67,942
Other long-term liabilities	—	—	12,609	—	12,609

Total stockholders equity	(53,628)	726,680	116,671	(774,668)	15,055

Total liabilities and stockholders' equity	$494,937	$449,280	$520,461	$(774,668)	$690,010

Xerium Technologies Inc.

Condensed Consolidating Balance Sheets

at December 31, 2010

(Dollars in thousands)

	Total Parent	Total Guarantors	Total Non Guarantors	Other Eliminations	Total Xerium Technologies Inc
ASSETS
Current assets:
Cash and cash equivalents	$6,345	$33	$32,323	$—	$38,701
Restricted Cash	13,701	—	—	—	13,701
Accounts receivable, net	—	23,098	70,234	—	93,332
Intercompany receivable	(89,179)	107,756	(18,577)	—	(0)
Inventories	—	18,729	64,404	(1,206)	81,927
Prepaid expenses	360	1,390	3,358	—	5,108
Other current assets	645	1,043	13,504	—	15,192

Total current assets	(68,128)	152,049	165,246	(1,206)	247,961
Property and equipment, net	763	71,330	289,177	—	361,270
Investments	481,697	129,654	577	(611,928)	—
Goodwill	—	17,737	43,221	—	60,958
Intangible assets	1,561	9,417	1,980	—	12,958
Other assets	—	—	16,419	577	16,996

TOTAL ASSETS	$415,893	$380,187	$516,620	$(612,557)	$700,143

LIABILITIES & STOCKHOLDERS' (DEFICIT) EQUITY
Current liabilities:
Notes payable	$—	$—	$184	$—	$184
Accounts payable	673	10,528	30,485	—	41,686
Accrued expenses	(1,090)	11,164	37,603	—	47,677
Current maturity of longterm debt	4,906	917	6,971	—	12,794

Total current liabilities	4,489	22,609	75,243	—	102,341
Long-term debt less current maturities	252,692	46,585	169,106	—	468,383
Deferred and long-term taxes	—	—	28,506	—	28,506
Pension, other post-retirement and post-employment obligation	7,779	6,764	55,103	—	69,646
Other long-term liabilities	—	—	12,020	512	12,532
Minority interest	—	—	512	(512)	—
Intercompany loans	210,013	(332,129)	122,116	—	—
TOTAL STOCKHOLDERS' (DEFICIT) EQUITY	(59,080)	636,358	54,014	(612,557)	18,735

TOTAL LIABILITIES & STOCKHOLDERS' (DEFICIT) EQUITY	$415,873	$380,187	$516,620	$(612,557)	$700,143

Xerium Technologies Inc.

Condensed Consolidating Statement of Operation

For the three months ended September 30, 2011 (Unaudited)

(Dollars in thousands)

	Parent	Total Guarantors	Total Non Guarantors	Other Eliminations	Total Xerium Technologies, Inc.
Net sales	$—	$45,203	$115,432	$(12,408)	148,227
Costs and expenses:
Cost of products sold	(682)	32,233	74,867	(12,408)	94,010
Selling	—	5,861	13,956	—	19,817
General and administrative	148	2,016	11,838	—	14,002
Restructuring and impairments	—	100	477	—	577
Research and development	—	1,912	995	—	2,907

	(534)	42,122	102,133	(12,408)	131,313

Income from operations	534	3,081	13,299	—	16,914
Interest expense, net	(7,239)	1,961	(4,595)	—	(9,873)
Loss on extinguishment of debt	—	—	—	—	—
Equity in subsidiaries income (loss)	11,222	5,336	—	(16,558)	—
Foreign exchange (loss) gain	(862)	529	44	—	(289)

Income (loss) before reorganization expenses and provision for income taxes	3,655	10,907	8,748	(16,558)	6,752
Reorganization expenses	—	—	—	—	—

Income (loss) before provision for income taxes	3,655	10,907	8,748	—	6,752
Provision for income taxes	167	45	3,052	—	3,264

Net income (loss)	$3,488	$10,862	$5,696	$(16,558)	$3,488

Xerium Technologies Inc.

Condensed Consolidating Statement of Operations

For the three months ended September 30, 2010 (Unaudited)

(Dollars in thousands)

	Parent	Total Guarantors	Total Non Guarantors	Other Eliminations	Total Xerium Technologies Inc
NET SALES	$—	$42,188	$105,580	$(11,869)	$135,899
COSTS AND EXPENSES
Cost of products sold	(421)	28,977	66,585	(11,883)	83,258
Selling	—	5,210	12,833	—	18,043
General and administrative	3,017	1,735	10,900	—	15,652
Restructuring and impairments	257	147	2,918	—	3,322
Research and development	(5)	1,971	921	—	2,887

	2,848	38,040	94,157	(11,883)	123,162

INCOME FROM OPERATIONS	(2,848)	4,148	11,423	14	12,737
Dividend income (expense)	—	—	—	—	—
Interest expense, net	(7,170)	718	(5,568)	—	(12,020)
Foreign exchange (loss) gain	3,015	(2,521)	250	—	744
Equity in subsidiaries income (loss)	4,361	3,913	—	(8,274)	—

INCOME (LOSS) BEFORE REORGANIZATION EXPENSES AND PROVISION FOR INCOME TAXES	(2,642)	6,258	6,105	(8,260)	1,461
Reorganization expenses	(799)	—	—	—	(799)

INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	(3,441)	6,258	6,105	(8,260)	662
Provision for income taxes	215	43	4,060	—	4,318

NET INCOME (LOSS)	$(3,656)	$6,215	$2,045	$(8,260)	$(3,656)

Xerium Technologies Inc.

Condensed Consolidating Statement of Operation

For the nine months ended September 30, 2011 (Unaudited)

(Dollars in thousands)

	Parent	Total Guarantors	Total Non Guarantors	Other Eliminations	Total Xerium Technologies, Inc.
Net sales	$—	$136,173	$343,288	$(37,690)	441,771
Costs and expenses:
Cost of products sold	(1,834)	97,105	218,106	(37,609)	275,768
Selling	—	17,188	42,660	—	59,848
General and administrative	5,132	5,968	36,460	—	47,560
Restructuring and impairments	—	714	573	—	1,287
Research and development	(3)	5,979	2,944	—	8,920

	3,295	126,954	300,743	(37,609)	393,383

Income from operations	(3,295)	9,219	42,545	(81)	48,388
Interest expense, net	(17,549)	5,749	(17,909)	—	(29,709)
Loss on extinguishment of debt	(2,903)	(6)	(17)	—	(2,926)
Foreign exchange (loss) gain	551	(948)	113	—	(284)
Equity in subsidiaries income (loss)	29,409	11,450	—	(40,859)	—

Income (loss) before reorganization expenses and provision for income taxes	6,213	25,464	24,732	(40,940)	15,469
Reorganization expense	—	—	—	—	—

Income (loss) before provision for income taxes	6,213	25,464	24,732	(40,940)	15,469
Provision for income taxes	455	154	9,102	—	9,711

Net income (loss)	$5,758	$25,310	$15,630	$(40,940)	$5,758

Xerium Technologies Inc.

Condensed Consolidating Statement of Operations

For the nine months ended September 30, 2010 (Unaudited)

(Dollars in thousands)

	Parent	Total Guarantors	Total Non Guarantors	Other Eliminations	Total Xerium Technologies Inc
NET SALES	$—	$123,155	$315,395	$(34,809)	$403,741
COSTS AND EXPENSES
Cost of products sold	(1,563)	85,537	198,598	(34,901)	247,671
Selling	—	15,313	38,673	—	53,986
General and administrative	20,156	5,091	34,850	—	60,097
Restructuring and impairments	947	454	6,032	—	7,433
Research and development	(18)	6,668	2,057	—	8,707

	19,522	113,063	280,210	(34,901)	377,894

INCOME FROM OPERATIONS	(19,522)	10,092	35,185	92	25,847
Dividend income (expense)	—	3,916	—	(3,916)	—
Interest expense, net	(27,150)	942	(18,321)	—	(44,529)
Foreign exchange (loss) gain	2,171	(1,736)	301	—	736
Equity in subsidiaries income (loss)	9,871	3,706	—	(13,577)	—

INCOME (LOSS) BEFORE REORGANIZATION EXPENSES AND PROVISION FOR INCOME TAXES	(34,630)	16,720	17,165	(17,401)	(17,946)
Reorganization expenses	(38,523)	(1,396)	(4,455)	—	(44,374)

INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	(73,153)	15,524	12,710	(17,401)	(62,320)
Provision for income taxes	671	110	10,723	—	11,504

NET INCOME (LOSS)	$(73,824)	$15,414	$1,987	$(17,401)	$(73,824)

XERIUM Technologies Inc.

Condensed Consolidated Statements of Cash Flows

For the nine months ended September 30, 2011 (Unaudited)

(Dollars in thousands)

	Parent	Total Guarantors	Total Non Guarantors	Other Eliminations	Total Xerium Technologies, Inc.
Operating activities
Net income (loss)	$5,758	$25,310	$15,630	$(40,940)	$5,758
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Stock-based compensation	2,253	—	—	—	2,253
Depreciation	177	6,044	25,352	—	31,573
Amortization of intangibles	—	1,659	70	—	1,729
Curtailment/settlement gain	—	—	402	—	402
Deferred financing cost amortization	(431)	204	1,840	—	1,613
Unrealized foreign exchange gain on revaluation of debt	—	—	1,070	—	1,070
Deferred taxes	—	—	2,246	—	2,246
Gain on disposition of property and equipment	—	(128)	(476)	—	(604)
Undistributed equity in loss (earnings) of subsidiaries	(29,409)	(11,450)	—	40,859	—
Loss on extinguishment of debt	2,903	6	17	—	2,926
Provision (credit) for doubtful accounts	—	438	295	—	733
Change in assets and liabilities which provided (used) cash:
Accounts receivable	11	281	(1,400)	—	(1,108)
Inventories	—	(1,470)	(9,260)	81	(10,649)
Prepaid expenses	228	(187)	(1,159)	—	(1,118)
Other current assets	645	(982)	(864)	—	(1,201)
Accounts payable and accrued expenses	6,623	(2,677)	(5,625)	—	(1,679)
Intercompany	6,932	2,559	(9,491)	—	—
Deferred and other long-term liabilities	(347)	(1,064)	(1,697)	—	(3,108)

Net cash provided by operating activities	(4,656)	18,542	16,950	—	30,836

Investing activities
Capital expenditures, gross	(365)	(2,712)	(15,853)	—	(18,930)
Proceeds from disposals of property and equipment	—	149	7,574	—	7,723
Restricted cash	13,701	—	—	—	13,701

Net cash used in investing activities	13,336	(2,563)	(8,279)	—	2,494

Financing activities
Funding loans	(95,252)	35,055	60,197	—	—
Net decrease in borrowings (maturities of 90 days or less)	—	—	(181)	—	(181)
Proceeds from borrowings (maturities longer than 90 days)	365,000	—	124,810	—	489,810
Principal payments on debt	(262,920)	(51,016)	(187,483)	—	(501,419)
Payment of deferred financing fees	(14,503)	—	(2,612)	—	(17,115)

Net cash (used in) provided by financing activities	(7,675)	(15,961)	(5,269)	—	(28,905)

Effect of exchange rate changes on cash flows	1	2	(172)	—	(169)

Net increase in cash	1,006	20	3,230	—	4,256
Cash and cash equivalents at beginning of period	6,345	33	32,323	—	38,701

Cash and cash equivalents at end of period	$7,351	$53	$35,553	$—	$42,957

XERIUM Technologies Inc.

Condensed Consolidated Statements of Cash Flows

For the nine months ended September 30, 2010 (Unaudited)

(Dollars in thousands)

	Parent	Total Guarantors	Total Non Guarantors	Other Eliminations	Total Xerium Technologies, Inc.
Operating activities
Net income (loss)	$(73,824)	$15,414	$1,987	$(17,401)	$(73,824)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Stock-based compensation	5,212	—	—	—	5,212
Depreciation	249	5,863	22,914	—	29,026
Amortization of intangibles	—	1,657	80	—	1,737
Deferred financing cost amortization	5,063	153	505	—	5,721
Unrealized foreign exchange gain on revaluation of debt	—	—	(725)	—	(725)
Deferred taxes	—	—	4,305	—	4,305
Gain on disposition of property and equipment	—	(27)	(35)	—	(62)
Asset impairment	—	103	2,768	—	2,871
Non-cash interest expense related to interest rate swaps	3,673	3,049	796	—	7,518
Non-cash reorganization expenses	22,832	1,396	4,455	—	28,683
Undistributed equity in loss (earnings) of subsidiaries	(9,871)	(3,706)	—	13,577	—
Reorganization expenses accrued	1,315	—	—	—	1,315
Provision (credit) for doubtful accounts	—	(304)	(784)	—	(1,088)
Change in assets and liabilities which provided (used) cash:
Accounts receivable	—	(3,167)	(4,389)	—	(7,556)
Inventories	—	(900)	(642)	(92)	(1,634)
Prepaid expenses	1,000	(754)	(1,096)	—	(850)
Other current assets	(171)	(691)	(142)	—	(1,004)
Accounts payable and accrued expenses	(828)	1,351	5,148	—	5,671
Intercompany	3,028	(10,810)	7,782	—	—
Deferred and other long-term liabilities	239	(525)	(1,565)	—	(1,851)

Net cash (used in) provided by operating activities	(42,083)	8,102	41,362	(3,916)	3,465

Investing activities
Capital expenditures, gross	(245)	(953)	(13,207)	—	(14,405)
Proceeds from disposals of property and equipment	—	94	317	—	411
Restricted cash	(15,648)	—	—	—	(15,648)
Other	—	—	3	—	3

Net cash used in investing activities	(15,893)	(859)	(12,887)	—	(29,639)

Financing activities
Funding loans	13,153	(6,697)	(6,456)	—	—
Net decrease in borrowings (maturities of 90 days or less)	—	—	—	(783)	(783)
Proceeds from borrowings (maturities longer than 90 days)	60,000	—	398	—	60,398
Principal payments on debt	(8,871)	(272)	(6,767)	—	(15,910)
Dividends received (paid)	—	—	(3,916)	3,916
Payment of deferred financing fees	(7,886)	(203)	(82)	—	(8,171)

Net cash provided by (used in) financing activities	56,396	(7,172)	(16,823)	3,133	35,534

Effect of exchange rate changes on cash flows	—	(93)	181	—	88

Net (decrease) increase in cash	(1,580)	(22)	11,833	(783)	9,448
Cash and cash equivalents at beginning of period	7,226	100	15,713	—	23,039

Cash and cash equivalents at end of period	$5,646	$78	$27,546	$(783)	$32,487

16. SUPPLEMENTAL GUARANTOR FINANCIAL INFORMATION

On May 26, 2011, the Company closed on the sale of $240.0 million of 8.875% Senior Notes due in 2018 (the "2018 Notes"). The 2018 Notes are unsecured obligations of the Company and are fully and unconditionally guaranteed on a senior unsecured basis by all of the domestic wholly owned subsidiaries of the Company (the "Guarantors"). In accordance with Rule 3-10 of Regulation S-X promulgated under the Securities Act of 1933, the following condensed consolidating financial statements present the financial position, results of operations and cash flows of the Company (referred to as "Parent" for the purpose of this note only) on a Parent-only basis, the Guarantors on a Guarantors-only basis, the combined non-Guarantor subsidiaries and elimination entries necessary to arrive at the information for the Parent, the Guarantors and non-Guarantors subsidiaries on a consolidated basis.

Xerium Technologies Inc.

Condensed Consolidating Balance Sheets

at December 31, 2010

(Dollars in thousands)

	Total Parent	Total Guarantors	Total Non Guarantors	Other Eliminations	Total Xerium Technologies Inc
ASSETS
Current assets:
Cash and cash equivalents	$6,345	$33	$32,323	$—	$38,701
Restricted Cash	13,701	—	—	—	13,701
Accounts receivable, net	—	23,098	70,234	—	93,332
Intercompany receivable	(89,179)	107,756	(18,577)	—	(0)
Inventories	—	18,729	64,404	(1,206)	81,927
Prepaid expenses	360	1,390	3,358	—	5,108
Other current assets	645	1,043	13,504	—	15,192

Total current assets	(68,128)	152,049	165,246	(1,206)	247,961
Property and equipment, net	763	71,330	289,177	—	361,270
Investments	481,697	129,654	577	(611,928)	—
Goodwill	—	17,737	43,221	—	60,958
Intangible assets	1,561	9,417	1,980	—	12,958
Other assets	—	—	16,419	577	16,996

TOTAL ASSETS	$415,893	$380,187	$516,620	$(612,557)	$700,143

LIABILITIES & STOCKHOLDERS' (DEFICIT) EQUITY
Current liabilities:
Notes payable	$—	$—	$184	$—	$184
Accounts payable	673	10,528	30,485	—	41,686
Accrued expenses	(1,090)	11,164	37,603	—	47,677
Current maturity of long-term debt	4,906	917	6,971	—	12,794

Total current liabilities	4,489	22,609	75,243	—	102,341
Long-term debt less current maturities	252,692	46,585	169,106	—	468,383
Deferred and long-term taxes	—	—	28,506	—	28,506
Pension, other post-retirement and post-employment obligation	7,779	6,764	55,103	—	69,646
Other long-term liabilities	—	—	12,020	512	12,532
Minority interest	—	—	512	(512)	—
Intercompany loans	210,013	(332,129)	122,116	—	—
TOTAL STOCKHOLDERS' (DEFICIT) EQUITY	(59,080)	636,358	54,014	(612,557)	18,735

TOTAL LIABILITIES & STOCKHOLDERS' (DEFICIT) EQUITY	$415,873	$380,187	$516,620	$(612,557)	$700,143

Xerium Technologies Inc.

Condensed Consolidating Balance Sheets

at December 31, 2009

(Dollars in thousands)

	Total Parent	Total Guarantors	Total Non Guarantors	Other Eliminations	Total Xerium Technologies Inc
ASSETS
Current assets:
Cash and cash equivalents	$7,226	$100	$15,713	$—	$23,039
Accounts receivable, net	—	16,401	67,201	—	83,602
Intercompany	(93,221)	95,593	(2,372)	—	—
Inventories	—	17,146	62,129	(1,101)	78,174
Prepaid expenses	1,380	790	3,601	—	5,771
Other current assets	8,979	1,907	14,942	—	25,828

Total current assets	(75,636)	131,937	161,214	(1,101)	216,414
Property and equipment, net	889	75,277	309,383	—	385,549
Investments	403,961	113,415	720	(518,096)	—
Goodwill	—	17,736	54,568	—	72,304
Intangible assets	—	11,411	680	—	12,091
Other assets	—	—	6,433	720	7,153

TOTAL ASSETS	$329,214	$349,776	$532,998	$(518,477)	$693,511

LIABILITIES & STOCKHOLDERS' (DEFICIT) EQUITY
Current liabilities:
Notes payable	39,892	5,474	4,435	—	49,801
Accounts payable	699	6,602	24,823	—	32,124
Total Accrued expenses	1,499	10,325	34,440	—	46,264
Current maturity of longterm debt	299,598	64,466	221,326	—	585,390

Total current liabilities	341,688	86,867	285,024	—	713,579
Long-term debt less current	—	—	4,930	—	4,930
Deferred and longterm taxes	—	—	16,147	—	16,147
Pension, other post-retirement and post-employment obligation	6,407	6,753	57,492	—	70,652
Other Long-Term Liabilities	—	—	7,382	478	7,860
Minority Interest	—	—	478	(478)	—
Intercompany loans	175,840	(324,979)	149,139	—	—
Stockholders' equity
TOTAL STOCKHOLDERS' DEFICIT (EQUITY)	(194,721)	581,135	12,406	(518,477)	(119,657)

TOTAL LIABILITIES & STOCKHOLDERS' DEFICIT (EQUITY)	$329,214	$349,776	$532,998	$(518,477)	$693,511

Xerium Technologies Inc.

Condensed Consolidating Statement of Operations

For the year ended December 31, 2010

(Dollars in thousands)

	Parent	Total Guarantors	Total Non Guarantors	Other Eliminations	Total Xerium Technologies Inc
NET SALES	—	170,727	425,367	(47,760)	548,334
COSTS AND EXPENSES
Cost of products sold	2,213	(117,801)	(266,026)	47,656	(333,958)
Selling	—	(20,611)	(52,272)	—	(72,883)
General and administration	(11,703)	(7,004)	(55,999)	(92)	(74,798)
Reasearch and development	21	(8,774)	(2,674)	—	(11,427)
Restructuring and impairments	(1,543)	(847)	(7,614)	—	(10,004)

TOTAL COSTS AND EXPENSES	(11,012)	(155,037)	(384,585)	47,564	(503,070)
(LOSS) INCOME FROM OPERATIONS	(11,012)	15,690	40,782	(196)	45,264
Interest expense, net	(33,942)	1,615	(24,468)	—	(56,795)
Foreign exchange gain (loss)	2,075	(1,124)	717	—	1,668
Equity in subsidiaries income (loss)	8,177	(4,666)	—	(3,511)	—
Dividend income	1,517	8,294	—	(9,811)	—
Reorganization Expense	(39,106)	(1,396)	(4,455)	—	(44,957)

NET (LOSS) INCOME BEFORE TAXES	(72,291)	18,413	12,576	(13,518)	(54,820)
Provision for income taxes	(795)	(253)	(17,218)	—	(18,266)

NET (LOSS) INCOME BEFORE MINORITY INTEREST	(73,086)	18,160	(4,642)	(13,518)	(73,086)
Minority interest	—	—	(92)	92	—

NET (LOSS) INCOME	$(73,086)	$18,160	$(4,734)	$(13,426)	$(73,086)

Xerium Technologies Inc.

Condensed Consolidating Statement of Operations

For the year ended December 31, 2009

(Dollars in thousands)

	Parent	Total Guarantors	Total Non Guarantors	Other Eliminations	Total Xerium Technologies Inc
NET SALES	—	153,259	390,163	(43,331)	500,091
COSTS AND EXPENSES
Cost of products sold	2,048	(106,006)	(251,929)	43,291	(312,596)
Selling	—	(17,914)	(48,894)	—	(66,808)
General and administration	(14,866)	(5,784)	(35,519)	—	(56,169)
Reasearch and development	51	(7,480)	(3,880)	—	(11,309)
Restructuring and impairments	(1,185)	(814)	(2,081)	—	(4,080)
Goodwill	—	(23,431)	(57,169)	—	(80,600)

TOTAL COSTS AND EXPENSES	(13,952)	(161,429)	(399,472)	43,291	(531,562)
(LOSS) INCOME FROM OPERATIONS	(13,952)	(8,170)	(9,309)	(40)	(31,471)
Interest expense, net	(35,983)	(1,609)	(29,708)	—	(67,300)
Foreign exchange gain (loss)	3,025	(1,925)	(2,005)	—	(905)
Equity in subsidiaries income (loss)	(66,724)	(25,651)	—	92,375	—
Dividend income	1,486	10,069	—	(11,555)	—

NET (LOSS) INCOME BEFORE TAXES	(112,148)	(27,286)	(41,022)	80,780	(99,676)
Provision for income taxes	155	(327)	(12,145)	—	(12,317)

NET (LOSS) INCOME	$(111,993)	$(27,613)	$(53,167)	$80,780	$(111,993)

Xerium Technologies Inc.

Condensed Consolidating Statement of Operations

For the year ended December 31, 2008

(Dollars in thousands)

	Parent	Total Guarantors	Total Non Guarantors	Other Eliminations	Total Xerium Technologies Inc
NET SALES	—	180,811	500,970	(43,642)	638,139
COSTS AND EXPENSES
Cost of products sold	2,549	(122,279)	(318,585)	43,848	(394,467)
Selling	—	(20,214)	(59,961)	—	(80,175)
General and administration	(8,998)	(13,976)	(69,138)	—	(92,112)
Research and development	(674)	(5,414)	(5,652)	—	(11,740)
Restructuring and impairments	(2,368)	(1,019)	(13,581)	—	(16,968)
Pension Curtailment	269	39,900	(201)	—	39,968

TOTAL COSTS AND EXPENSES	(9,222)	(123,002)	(467,118)	43,848	(555,494)
(LOSS) INCOME FROM OPERATIONS	(9,222)	57,809	33,852	206	82,645
Interest expense, net	(41,591)	18,039	(34,952)	—	(58,504)
Equity in subsidiaries income (loss)	76,465	8,537	—	(85,002)	—
Foreign exchange (loss) gain	(156)	5,499	1,013	—	6,356
Dividend income	1,625	6,260	—	(7,885)	—

NET (LOSS) INCOME BEFORE TAXES	27,121	96,144	(87)	(92,681)	30,497
Provision for income taxes	(525)	(760)	(2,616)	—	(3,901)

NET (LOSS) INCOME	$26,596	$95,384	$(2,703)	$(92,681)	$26,596

XERIUM Technologies Inc.

Condensed Consolidated Statements of Cash Flows

For the Year Ended December 31, 2010

(Dollars in thousands)

	Parent	Total Guarantors	Total Non Guarantors	Other Eliminations	Total Xerium Technologies, Inc.
Operating Activities:
Net (loss) income	$(73,086)	$18,160	$(4,734)	$(13,426)	$(73,086)
Stock-based compensation	7,310	—	—		7,310
Depreciation	323	7,821	30,819		38,963
Amortization of Intangibles	—	2,212	106		2,318
Deferred financing cost amortization	5,019	189	745		5,953
Unrealized foreign exchange gain on revaluation of debt	—	—	(1,621)		(1,621)
Change in fair value of interest rate swaps	4,630	4,097	994		9,721
Deferred Taxes	—	—	8,614		8,614
Non-cash reorganization items	22,947	1,396	4,455		28,798
Undistributed equity in (earnings) loss of subsidiaries	(8,177)	4,666	—	3,511	—
Asset Impairment	—	122	2,768		2,890
Gain on disposition of property and equipment	—	(213)	(1,892)		(2,105)
Change in assets and liabilities which provided (used) cash:
Accounts Receivable	—	(6,696)	(4,132)		(10,828)
Inventories	—	(1,583)	(3,332)	104	(4,811)
Prepaid Expenses	1,020	(600)	280		700
Other Current Assets	(813)	(553)	(708)		(2,074)
Account payable and accrued liabilities	(3,745)	5,447	9,900		11,602
Deferred and other long-term liabilities	300	(623)	(1,287)		(1,610)
I/C Rec/Pay, Net	(4,042)	(12,172)	16,214		—

CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(48,314)	21,670	57,189	(9,811)	20,734

Capital expenditures, gross	(252)	(3,435)	(24,241)		(27,928)
I/C PPE Transfers, Net	—	(645)	645		—
Proceeds from Disposition of Assets	—	296	3,874		4,170
Restricted Cash	(13,701)	—	—		(13,701)
Other	—	—	(29)		(29)

CASH USED IN INVESTING ACTIVITIES	(13,953)	(3,784)	(19,751)	—	(37,488)

Funding Loan Intercompany	17,481	(16,810)	(671)		—
Net Inc/(Dec) Notes Payable (<90 days)	—	—	(1,025)		(1,025)
Proceeds from Borrowings (>90 days)	60,000	—	402		60,402
Principal Payments on External Debt	(10,098)	(595)	(7,886)		(18,579)
Cash Dividends Paid	—	—	(9,811)	9,811	—
Other Financing Activities	(5,997)	(456)	(1,719)		(8,172)

CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	61,386	(17,861)	(20,710)	9,811	32,626

Effect of Exchange Rate on Cash Flows	—	(92)	(118)	—	(210)

NET (DECREASE) INCREASE IN CASH	(881)	(67)	16,610	—	15,662
Cash and cash equivalents at beginning of period	7,226	100	15,713	—	23,039

Cash and cash equivalents at end of period	$6,345	$33	$32,323	$—	$38,701

XERIUM Technologies Inc.

Condensed Consolidated Statements of Cash Flows

For the Year Ended December 31, 2009

(Dollars in thousands)

	Parent	Total Guarantors	Total Non Guarantors	Other Eliminations	Total Xerium Technologies, Inc.
Operating activities:
Net (loss) income	$(111,993)	$(27,613)	$(53,167)	$80,780	$(111,993)
Stock-based compensation	5,292	—	(2,987)		2,305
Depreciation	299	8,229	31,011		39,539
Amortization of Intangibles	—	2,212	116		2,328
Deferred financing cost amortization	2,976	442	1,999		5,417
Goodwill Impairment	—	23,431	57,169		80,600
Unrealized foreign exchange gain on revaluation of debt	—	—	(1,626)		(1,626)
Change in fair value of interest rate swaps	1,406	2,201	211		3,818
Deferred Taxes	—	—	7,586		7,586
Undistributed equity in loss (earnings) of subsidiaries	66,724	25,651	—	(92,375)	—
Asset Impairment	—	542	1,127		1,669
Loss (gain) on disposition of property and equipment	—	90	(2,069)		(1,979)
Change in assets and liabilities which provided (used) cash:
Accounts Receivable	—	7,163	14,747		21,910
Inventories	—	(220)	12,906	40	12,726
Prepaid Expenses	(812)	173	(43)		(682)
Other Current Assets	(1,228)	824	4,300		3,896
Account payable and accrued liabilities	(2,954)	(1,930)	(44,102)		(48,986)
Deferred and other long-term liabilities	1,499	(147)	(1,749)		(397)
I/C Rec/Pay, Net	12,788	(13,303)	515		—

CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(26,003)	27,745	25,944	(11,555)	16,131

Capital expenditures, gross	(654)	(2,768)	(16,110)		(19,532)
I/C PPE Transfers, Net	295	(46)	(249)		—
Proceeds from Disposition of Assets	—	6	4,255		4,261
Other Investing Activities	1,100	11,623	(11,623)		1,100

CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	741	8,815	(23,727)	—	(14,171)

Funding Loan Intercompany	4,913	(35,227)	30,314		—
Net Inc/(Dec) Notes Payable (<90 days)	28,000	—	—		28,000
Proceeds from Borrowings (>90 days)	—	—	163		163
Principal Payments on External Debt	(9,801)	(2,079)	(29,423)		(41,303)
Cash Dividends Paid	—	—	(11,555)	11,555	—
Other Financing Activities	(845)	(156)	(489)		(1,490)

CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	22,267	(37,462)	(10,990)	11,555	(14,630)

Effect of Exchange Rate on Cash Flows	—	(125)	1,101	—	976

NET (DECREASE) INCREASE IN CASH	(2,995)	(1,027)	(7,672)	—	(11,694)
Cash and cash equivalents at beginning of period	10,221	1,127	23,385	—	34,733

Cash and cash equivalents at end of period	$7,226	$100	$15,713	$—	$23,039

XERIUM Technologies Inc.

Condensed Consolidated Statements of Cash Flows

For the Year Ended December 31, 2008

(Dollars in thousands)

	Parent, Inc.	Total Guarantors	Total Non Guarantors	Other Eliminations	Total Xerium Technologies, Inc.
Operating Activities:
Net (loss) income	$26,596	$95,384	$(2,703)	$(92,681)	$26,596
Stock-based compensation	1,300	—	2,975		4,275
Depreciation	274	8,006	34,683		42,963
Amortization of Intangibles	—	2,859	106		2,965
Deferred financing cost amortization	2,631	384	1,655		4,670
Pension Curtailment	(269)	(39,900)	201		(39,968)
Unrealized foreign exchange (gain) loss on revaluation of debt	(612)	86	(9,746)		(10,272)
Change in the fair value of interest rate swaps	711	(3,077)	698		(1,668)
Deferred Taxes	1	—	(12,949)		(12,948)
Undistributed equity in (earnings) loss of subsidiaries	(76,465)	(8,537)	—	85,002	—
Asset Impairment	684	348	2,957		3,989
Loss (gain) on disposition of property and equipment	5	(239)	(2,846)		(3,080)
I/C G/L on Sale of F/A	—	(13)	13		—
Change in assets and liabilities which provided (used) cash:
Accounts Receivable	—	4,690	7,248		11,938
Inventories	—	4,971	15,899	(206)	20,664
Prepaid Expenses	258	(107)	1,039		1,190
Other Current Assets	(33)	(932)	2,354		1,389
Account payable and accrued liabilities	2,525	4,547	17,048		24,120
Deferred and other long-term liabilities	(705)	(361)	1,311		245
I/C Rec/Pay, Net	16,938	(28,937)	11,999		—

CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(26,161)	39,172	71,942	(7,885)	77,068

Capital expenditures, gross	(393)	(7,968)	(30,667)		(39,028)
I/C PPE Transfers, Net	(13)	3,522	(3,509)		—
Proceeds from Disposition of Assets	144	961	3,567		4,672
Other Investing Activities	(1,700)	29,561	(28,738)		(877)

CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(1,962)	26,076	(59,347)	—	(35,233)

Funding Loan Intercompany	48,476	(62,984)	14,508		—
Net Inc/(Dec) Notes Payable (<90 days)	—	—	(1,776)		(1,776)
Proceeds from Borrowings (>90 days)	—	—	2,687		2,687
Principal Payments on External Debt	(3,824)	(830)	(19,775)		(24,429)
Cash Dividends Paid	—	—	(7,885)	7,885	—
Other Financing Activities	(7,341)	279	(1,732)		(8,794)

CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	37,311	(63,535)	(13,973)	7,885	(32,312)

Effect of Exchange Rate on Cash Flows	—	22	970	—	992

NET INCREASE (DECREASE) IN CASH	9,188	1,735	(408)	—	10,515
Cash and cash equivalents at beginning of period	1,033	(608)	23,793	—	24,218

Cash and cash equivalents at end of period	$10,221	$1,127	$23,385	$—	$34,733

XERIUM TECHNOLOGIES, INC.

SCHEDULE II

VALUATION AND QUALIFYING ACCOUNTS

(dollars in thousands)

ALLOWANCE FOR DOUBTFUL ACCOUNTS

Classification	Balance at Beginning of Year	Charged (credited) to Cost and Expense	Effect of Foreign Currency Translation	Deduction from Reserves	Balance at End of Year
For the year-ended December 31, 2010:
Allowance for doubtful accounts	$7,370	$(1,180)	$(177)	$(1,258)	$4,755
For the year-ended December 31, 2009:
Allowance for doubtful accounts	$14,937	$(4,963)	$951	$(3,555)	$7,370
For the year-ended December 31, 2008:
Allowance for doubtful accounts	$5,367	$11,397	$(441)	$(1,386)	$14,937

ALLOWANCE FOR SALES RETURNS

Classification	Balance at Beginning of Year	Charged to Revenue	Effect of Foreign Currency Translation	Deduction from Reserves	Balance at End of Year
For the year-ended December 31, 2010:
Allowance for sales returns	$6,422	$4,176	$227	$(5,157)	$5,668
For the year-ended December 31, 2009:
Allowance for sales returns	$6,525	$5,497	$850	$(6,450)	$6,422
For the year-ended December 31, 2008:
Allowance for sales returns	$7,586	$7,782	$(805)	$(8,038)	$6,525

ALLOWANCE FOR CUSTOMER REBATES

Classification	Balance at Beginning of Year	Charged to Revenue	Effect of Foreign Currency Translation	Deduction from Reserves	Balance at End of Year
For the year-ended December 31, 2010:
Allowance for customer rebates	$1,432	$602	$(50)	$(767)	$1,217
For the year-ended December 31, 2009:
Allowance for customer rebates	$1,620	$1,008	$82	$(1,278)	$1,432
For the year-ended December 31, 2008:
Allowance for customer rebates	$2,002	$1,133	$(118)	$(1,397)	$1,620

WARRANTY LIABILITY

Classification	Balance at Beginning of Year	Charged to Revenue or Cost of Sales	Effect of Foreign Currency Translation	Deduction from Reserves	Balance at End of Year
For the year-ended December 31, 2010:
Warranty liability	$1,973	$1,472	$(95)	$(1,662)	$1,688
For the year-ended December 31, 2009:
Warranty liability	$2,424	$2,018	$80	$(2,549)	$1,973
For the year-ended December 31, 2008:
Warranty liability	$2,857	$1,979	$(136)	$(2,276)	$2,424